Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Principal Accounting Policies
Schedule of ownership interest in foreign owned subsidiaries

Name of Foreign Owned	Foreign Owned Subsidiaries’ Economic Ownership
Subsidiaries	of VIEs	Name of VIEs	Activities of VIEs
Shanghai Yifang	100%	Shanghai Kushuo	Operate the real estate offline advertising business
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business
Shanghai Yifang	100%	Shanghai Fangjia	Operate the information and consulting business
Shanghai Weidian	100%	Shanghai Weihui	Operate the community value-added business

Schedule of financial statement balances included in the consolidated financial statements

	As of December 31,
	2014	2015
	$	$
Cash and cash equivalents	99,718,317	60,302,483
Accounts receivable, net of allowance for doubtful accounts	118,223,577	111,677,836
Customer deposits	—	38,710,027
Other current assets	34,132,543	42,635,169
Amounts due from related parties	424,864	8,905

Total current assets	252,499,301	253,334,420
Total non-current assets	55,033,244	59,205,937

Total assets	307,532,545	312,540,357

Accounts payable	600,735	335,005
Accrued payroll and welfare expenses	44,321,824	36,833,196
Income tax payable	28,337,431	27,608,773
Other tax payable	16,032,365	17,268,065
Amounts due to related parties	4,175,247	8,478,440
Advance from customers and deferred revenue	5,073,492	5,923,346
Other current liabilities	36,291,161	17,242,436

Total current liabilities	134,832,255	113,689,261
Deferred tax liabilities, non-current	469,579	1,833,357
Total liabilities	135,301,834	115,522,618

Schedule of financial statement amounts included in the consolidated financial statements

	Years Ended December 31,

	2013	2014	2015

	$	$	$
Total revenues	321,004,846	492,253,803	559,922,254
Cost of revenues	(59,920,429)	(43,760,890)	(49,513,878)
Net income (loss)	1,503,897	(8,699,386)	(15,147,531)
Net cash provided by operating activities	72,877,862	55,495,458	41,372,262
Net cash used in investing activities	(18,042,241)	(17,245,460)	(28,900,960)
Net cash used in financing activities	(40,248,296)	(17,043,942)	(47,165,461)

Schedule of accounts receivable
	As of December 31,
	2014	2015
	$	$
Unbilled accounts receivable	306,282,419	335,611,161
Billed accounts receivable	108,867,589	126,699,129

Total	415,150,008	462,310,290

Schedule of expected useful lives of property and equipment
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable and customer deposits

	2013	2014	2015
	$	$	$
Balance as of January 1	36,537,817	60,818,408	44,586,646
Provisions for doubtful accounts	29,099,216	26,363,611	29,408,911
Write offs	(6,298,025)	(42,404,691)	(4,902,073)
Changes due to foreign exchange	1,479,400	(190,682)	(3,299,702)

Balance as of December 31	60,818,408	44,586,646	65,793,782

Schedule of computation of basic and diluted income per share

	Years Ended December 31,
	2013	2014	2015
Net income (loss) attributable to E-House ordinary shareholders — basic	$51,957,425	$40,001,485	$(39,871,194)
Decrease of income from Leju*	—	(2,208,892)	—
Interest of Convertible Senior Notes (including stated interest and amortization of discount and issuance costs)	192,566	—	—

Net income (loss) attributable to E-House ordinary shareholders — diluted	$52,149,991	$37,792,593	$(39,871,194)

Weighted average ordinary shares outstanding— basic	130,163,165	139,211,442	142,615,258
Convertible senior notes	334,821	—	—
Share options and restricted shares	5,282,011	7,476,393	—

Weighted average number of ordinary shares outstanding — diluted	135,779,997	146,687,835	142,615,258

Basic earnings (loss) per share	$0.40	$0.29	$(0.28)

Diluted earnings (loss) per share	$0.38	$0.26	$(0.28)

* In calculating diluted earnings per share, the amount of Leju’s net income included in net income attributable to E-House’s ordinary shareholders is calculated by multiplying Leju’s diluted EPS by the weighted average number of Leju shares held by E-House’s during the period, which may result in net income attributable to E-House ordinary shareholders, for purposes of computing diluted earnings per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as decrease of income from Leju.

Schedule of instruments not included in the computation of diluted earnings (loss) per share
	Years Ended December 31,
	2013	2014	2015
Share options and restricted shares	—	—	10,314,998
Convertible senior notes	—	8,959,127	8,916,436

Effects of changes in E-House's ownership interest in Leju and other significantly less than wholly owned subsidiaries on equity attributable to E-House

	Years Ended December 31,
	2013	2014	2015
Net income (loss) attributable to E-House	51,957,425	40,001,485	(39,871,194)

Transfers to the non-controlling interest:
Increase in E-House’s equity by partial disposal of subsidiaries	—	138,477,580	—
Increase in E-House’s additional paid-in capital for issuing Leju’s shares to public	—	70,068,096	—
Decrease in E-House’s additional paid-in capital for Leju share distribution to E-House’s shareholders	—	(21,569,028)	—
Decrease in E-House’s additional paid-in capital and accumulated other comprehensive income for acquisition of non-controlling interest	—	(30,720,088)	(5,323,146)
Increase (decrease) in E-House’s additional paid-in capital for the exercise of Leju’s options and the vesting of Leju’s restricted shares	—	58,340	(127,662)

Net transfers from (to) non-controlling interest	—	156,314,900	(5,450,808)

Change from net income (loss) attributable to E-House and transfers (to) from non-controlling interest	51,957,425	196,316,385	(45,322,002)